Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Balance	$ 537,401	$ 469,399
Share-based compensation	826	729
Payment of dividend	(8,674)	(18,286)
Changes in unrealized gain on cash flow hedges	0	(723)
Preferred dividend	(848)	(838)
Net income	39,237	44,090
Net income attributable to common stockholders	38,389	43,252
Balance	567,943	494,370
Redeemable Preferred Stock
Balance	37,043
Balance	37,043
Redeemable Preferred Stock
Redeemable Preferred Stock
Balance	$ 37,043	$ 37,043
Balance (in shares)	41	41
Balance	$ 37,043	$ 37,043
Balance (in shares)	41	41
Common Stock
Balance	$ 433	$ 426
Issue of common stock	3	4
Balance	$ 436	$ 430
Common Stock | Redeemable Preferred Stock
Balance (in shares)	41,305	40,627
Issue of common stock (in shares)	230	372
Balance (in shares)	41,535	40,999
Additional paid-in capital
Balance	$ 471,217	$ 468,006
Issue of common stock	(3)	(4)
Share-based compensation	826	729
Balance	472,040	468,730
Accumulated other comprehensive loss
Balance		1,468
Changes in unrealized gain on cash flow hedges		(723)
Balance		745
Treasury stock
Balance	(15,636)	(15,636)
Balance	(15,636)	(15,636)
Retained earnings
Balance	81,387	15,135
Payment of dividend	(8,674)	(18,286)
Preferred dividend	(848)	(838)
Net income	39,237	44,090
Balance	$ 111,103	$ 40,101